UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5628

Name of Registrant:	Vanguard Malvern Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2007

Item 1:	Schedule of Investments

Vanguard Asset Allocation Fund
Schedule of Investments
December 31, 2007

	Shares	Market Value ($000)

Common Stocks (77.4%)

Consumer Discretionary (6.6%)
McDonald's Corp.	984,950	58,023
The Walt Disney Co.	1,620,799	52,319
Time Warner, Inc.	3,095,095	51,100
* Comcast Corp. Class A	2,563,114	46,802
News Corp., Class A	1,913,260	39,203
Home Depot, Inc.	1,407,808	37,926
Target Corp.	702,107	35,105
Lowe's Cos., Inc.	1,230,873	27,842
* Viacom Inc. Class B	570,202	25,043
* Amazon.com, Inc.	254,068	23,537
NIKE, Inc. Class B	318,689	20,473
Johnson Controls, Inc.	489,630	17,646
Best Buy Co., Inc.	326,479	17,189
Yum! Brands, Inc.	428,386	16,394
Carnival Corp.	360,069	16,019
CBS Corp.	580,204	15,811
* DIRECTV Group, Inc.	622,968	14,403
Clear Channel Communications, Inc.	412,947	14,255
Harrah's Entertainment, Inc.	155,282	13,781
Staples, Inc.	584,198	13,477
Omnicom Group Inc.	277,450	13,187
* Starbucks Corp.	611,242	12,512
The McGraw-Hill Cos., Inc.	285,081	12,489
* Kohl's Corp.	265,861	12,176
International Game Technology	274,406	12,055
General Motors Corp.	467,668	11,640
* Ford Motor Co.	1,721,399	11,585
TJX Cos., Inc.	367,868	10,569
Harley-Davidson, Inc.	211,231	9,867
Macy's Inc.	373,035	9,650
* Coach, Inc.	309,836	9,475
Marriott International, Inc. Class A	270,150	9,234
Fortune Brands, Inc.	126,110	9,125
The Gap, Inc.	424,380	9,031
* GameStop Corp. Class A	132,053	8,202
* Apollo Group, Inc. Class A	114,439	8,028
J.C. Penney Co., Inc. (Holding Co.)	181,879	8,001
Starwood Hotels & Resorts Worldwide, Inc.	172,245	7,584
Gannett Co., Inc.	189,394	7,386
*^ Sears Holdings Corp.	67,961	6,935
* Bed Bath & Beyond, Inc.	230,497	6,774
Genuine Parts Co.	139,298	6,450
Nordstrom, Inc.	173,382	6,368
Mattel, Inc.	310,754	5,917
Newell Rubbermaid, Inc.	224,936	5,821
Abercrombie & Fitch Co.	71,645	5,729
* Expedia, Inc.	168,209	5,319
* AutoZone Inc.	43,828	5,255
Limited Brands, Inc.	274,400	5,194
Sherwin-Williams Co.	88,729	5,150
Tiffany & Co.	109,992	5,063
Whirlpool Corp.	61,839	5,048
VF Corp.	73,394	5,039
Eastman Kodak Co.	229,134	5,011
H & R Block, Inc.	258,119	4,793
* The Goodyear Tire & Rubber Co.	168,856	4,765
* IAC/InterActiveCorp	176,887	4,762
Washington Post Co. Class B	4,841	3,831
Black & Decker Corp.	55,007	3,831
Harman International Industries, Inc.	51,619	3,805
Wyndham Worldwide Corp.	156,688	3,692
Hasbro, Inc.	130,966	3,350
* Interpublic Group of Cos., Inc.	401,548	3,257
Darden Restaurants Inc.	115,798	3,209
* Office Depot, Inc.	229,753	3,196
The Stanley Works	63,929	3,099
Polo Ralph Lauren Corp.	48,927	3,023
E.W. Scripps Co. Class A	67,013	3,016
D. R. Horton, Inc.	223,127	2,939
Leggett & Platt, Inc.	147,892	2,579
Centex Corp.	94,501	2,387
Snap-On Inc.	48,919	2,360
Family Dollar Stores, Inc.	120,074	2,309
Wendy's International, Inc.	86,936	2,246
* AutoNation, Inc.	134,292	2,103
Lennar Corp. Class A	112,781	2,018
New York Times Co. Class A	114,298	2,004
Meredith Corp.	34,621	1,903
RadioShack Corp.	105,451	1,778
Pulte Homes, Inc.	168,599	1,777
Liz Claiborne, Inc.	83,913	1,708
Jones Apparel Group, Inc.	88,699	1,418
* Big Lots Inc.	88,476	1,415
KB Home	64,264	1,388
Brunswick Corp.	76,550	1,305
OfficeMax, Inc.	59,389	1,227
Dillard's Inc.	49,125	923
Circuit City Stores, Inc.	118,035	496

		921,129

Consumer Staples (7.9%)
The Procter & Gamble Co.	2,588,111	190,019
Altria Group, Inc.	1,745,899	131,955
PepsiCo, Inc.	1,340,010	101,707
The Coca-Cola Co.	1,648,695	101,180
Wal-Mart Stores, Inc.	1,987,641	94,473
CVS/Caremark Corp.	1,232,435	48,989
Kraft Foods Inc.	1,312,767	42,836
Colgate-Palmolive Co.	421,449	32,856
Anheuser-Busch Cos., Inc.	621,525	32,531
Walgreen Co.	821,209	31,272
Costco Wholesale Corp.	371,772	25,935
Kimberly-Clark Corp.	357,974	24,822
Archer-Daniels-Midland Co.	531,373	24,672
General Mills, Inc.	283,492	16,159
Sysco Corp.	499,659	15,594
The Kroger Co.	581,104	15,521
Avon Products, Inc.	359,184	14,199
H.J. Heinz Co.	268,192	12,519
Safeway, Inc.	359,547	12,300
Kellogg Co.	218,658	11,464
Wm. Wrigley Jr. Co.	177,934	10,418
Sara Lee Corp.	604,678	9,711
ConAgra Foods, Inc.	407,086	9,685
Reynolds American Inc.	139,447	9,198
The Clorox Co.	123,283	8,034
UST, Inc.	127,771	7,002
Campbell Soup Co.	182,608	6,525
SuperValu Inc.	166,683	6,254
Coca-Cola Enterprises, Inc.	237,314	6,177
The Hershey Co.	141,861	5,589
Molson Coors Brewing Co. Class B	108,006	5,575
Brown-Forman Corp. Class B	67,690	5,017
Whole Foods Market, Inc.	113,671	4,638
The Pepsi Bottling Group, Inc.	113,571	4,482
The Estee Lauder Cos. Inc. Class A	102,471	4,469
McCormick & Co., Inc.	105,808	4,011
* Constellation Brands, Inc. Class A	166,530	3,937
Tyson Foods, Inc.	223,444	3,425
Dean Foods Co.	106,084	2,743

		1,097,893

Energy (9.9%)
ExxonMobil Corp.	4,575,306	428,660
Chevron Corp.	1,767,877	164,996
ConocoPhillips Co.	1,349,463	119,158
Schlumberger Ltd.	989,953	97,382
Occidental Petroleum Corp.	688,955	53,043
* Transocean, Inc.	256,990	36,788
Marathon Oil Corp.	588,883	35,839
Devon Energy Corp.	368,601	32,772
Valero Energy Corp.	460,015	32,215
Apache Corp.	273,628	29,426
Halliburton Co.	747,557	28,340
Anadarko Petroleum Corp.	379,715	24,943
Hess Corp.	228,044	23,001
* National Oilwell Varco Inc.	295,412	21,701
Baker Hughes, Inc.	264,101	21,419
XTO Energy, Inc.	398,585	20,471
* Weatherford International Ltd.	274,411	18,825
EOG Resources, Inc.	202,321	18,057
Williams Cos., Inc.	496,068	17,749
Spectra Energy Corp.	515,591	13,313
Chesapeake Energy Corp.	339,262	13,299
Peabody Energy Corp.	215,252	13,268
Murphy Oil Corp.	152,357	12,926
Noble Corp.	221,822	12,535
Smith International, Inc.	163,461	12,072
Noble Energy, Inc.	140,835	11,199
CONSOL Energy, Inc.	149,812	10,715
El Paso Corp.	560,897	9,670
ENSCO International, Inc.	120,738	7,198
Sunoco, Inc.	97,600	7,070
* Nabors Industries, Inc.	248,107	6,796
Range Resources Corp.	123,891	6,363
BJ Services Co.	232,296	5,636
Tesoro Corp.	112,602	5,371
Rowan Cos., Inc.	85,553	3,376

		1,375,592

Financials (13.7%)
Bank of America Corp.	3,680,000	151,837
American International Group, Inc.	2,126,707	123,987
JPMorgan Chase & Co.	2,806,344	122,497
Citigroup, Inc.	4,125,512	121,455
Wells Fargo & Co.	2,775,755	83,800
The Goldman Sachs Group, Inc.	336,419	72,347
Wachovia Corp.	1,636,031	62,218
American Express Co.	980,993	51,031
Morgan Stanley	869,886	46,200
Bank of New York Mellon Corp.	937,897	45,732
U.S. Bancorp	1,436,720	45,601
Merrill Lynch & Co., Inc.	714,523	38,356
MetLife, Inc.	614,614	37,873
Prudential Financial, Inc.	385,724	35,888
Fannie Mae	807,306	32,276
CME Group, Inc.	45,163	30,982
The Travelers Cos., Inc.	558,066	30,024
Lehman Brothers Holdings, Inc.	440,792	28,845
State Street Corp.	323,883	26,299
The Allstate Corp.	490,971	25,643
AFLAC Inc.	405,661	25,407
The Hartford Financial Services Group Inc.	262,550	22,892
Charles Schwab Corp.	805,412	20,578
NYSE Euronext	217,270	19,070
Loews Corp.	369,470	18,599
Freddie Mac	541,090	18,435
PNC Financial Services Group	280,794	18,434
SunTrust Banks, Inc.	291,325	18,205
The Chubb Corp.	333,087	18,180
ACE Ltd.	271,912	16,799
Capital One Financial Corp.	345,199	16,314
Simon Property Group, Inc. REIT	184,629	16,037
Franklin Resources Corp.	134,941	15,441
The Principal Financial Group, Inc.	218,048	15,010
BB&T Corp.	456,162	13,990
Regions Financial Corp.	589,232	13,935
Lincoln National Corp.	230,515	13,421
ProLogis REIT	209,258	13,263
T. Rowe Price Group Inc.	217,405	13,236
Northern Trust Corp.	157,797	12,084
Aon Corp.	252,534	12,043
Marsh & McLennan Cos., Inc.	446,368	11,815
Progressive Corp. of Ohio	609,979	11,687
Fifth Third Bancorp	449,594	11,298
* IntercontinentalExchange Inc.	57,076	10,987
Ameriprise Financial, Inc.	195,329	10,765
Washington Mutual, Inc.	721,141	9,815
Vornado Realty Trust REIT	110,553	9,723
Genworth Financial Inc.	358,735	9,130
Boston Properties, Inc. REIT	98,718	9,063
Equity Residential REIT	236,886	8,639
National City Corp.	523,381	8,615
Bear Stearns Co., Inc.	97,427	8,598
General Growth Properties Inc. REIT	199,945	8,234
Legg Mason Inc.	107,214	7,843
XL Capital Ltd. Class A	151,709	7,632
KeyCorp	324,854	7,618
Kimco Realty Corp. REIT	207,879	7,567
Public Storage, Inc. REIT	102,384	7,516
Host Hotels & Resorts Inc. REIT	422,460	7,199
Unum Group	295,306	7,025
SLM Corp.	341,012	6,868
Moody's Corp.	188,914	6,744
Discover Financial Services	431,771	6,511
Plum Creek Timber Co. Inc. REIT	139,644	6,429
Hudson City Bancorp, Inc.	422,835	6,351
Synovus Financial Corp.	263,719	6,350
Leucadia National Corp.	130,894	6,165
Commerce Bancorp, Inc.	159,432	6,081
Avalonbay Communities, Inc. REIT	64,164	6,040
Marshall & Ilsley Corp.	220,287	5,833
Comerica, Inc.	126,388	5,502
Assurant, Inc.	81,477	5,451
Cincinnati Financial Corp.	134,569	5,321
Janus Capital Group Inc.	156,464	5,140
Safeco Corp.	92,014	5,123
M & T Bank Corp.	61,695	5,032
American Capital Strategies, Ltd.	149,292	4,921
Torchmark Corp.	80,435	4,869
Huntington Bancshares Inc.	310,921	4,589
^ Countrywide Financial Corp.	502,722	4,494
Developers Diversified Realty Corp. REIT	105,068	4,023
Zions Bancorp	84,934	3,966
CIT Group Inc.	158,267	3,803
Sovereign Bancorp, Inc.	289,767	3,303
* CB Richard Ellis Group, Inc.	151,363	3,262
Federated Investors, Inc.	72,072	2,966
Apartment Investment & Management Co. Class A REIT	75,745	2,631
^ Ambac Financial Group, Inc.	85,788	2,211
^ MBIA, Inc.	107,523	2,003
^ First Horizon National Corp.	99,252	1,801
^ MGIC Investment Corp.	67,974	1,525
* E*TRADE Financial Corp.	340,521	1,209

		1,891,550

Health Care (9.3%)
Johnson & Johnson	2,400,484	160,112
Pfizer Inc.	5,744,813	130,580
Merck & Co., Inc.	1,807,370	105,026
Abbott Laboratories	1,281,680	71,966
UnitedHealth Group Inc.	1,098,562	63,936
Wyeth	1,116,661	49,345
Medtronic, Inc.	940,671	47,288
* WellPoint Inc.	501,351	43,984
Bristol-Myers Squibb Co.	1,637,659	43,431
Eli Lilly & Co.	813,449	43,430
* Amgen, Inc.	903,662	41,966
Schering-Plough Corp.	1,344,832	35,826
* Gilead Sciences, Inc.	761,740	35,048
Baxter International, Inc.	535,418	31,081
Aetna Inc.	426,911	24,646
* Medco Health Solutions, Inc.	228,920	23,212
* Thermo Fisher Scientific, Inc.	351,629	20,282
Covidien Ltd.	412,320	18,262
Cardinal Health, Inc.	308,281	17,803
Becton, Dickinson & Co.	199,404	16,666
* Express Scripts Inc.	227,470	16,605
Allergan, Inc.	255,027	16,383
* Genzyme Corp.	218,693	16,280
McKesson Corp.	243,276	15,937
Stryker Corp.	211,343	15,792
* Celgene Corp.	316,310	14,617
* Biogen Idec Inc.	245,056	13,949
CIGNA Corp.	250,647	13,467
* Zimmer Holdings, Inc.	194,058	12,837
* Boston Scientific Corp.	1,097,834	12,768
* St. Jude Medical, Inc.	286,823	11,656
* Humana Inc.	139,793	10,528
* Forest Laboratories, Inc.	257,618	9,390
C.R. Bard, Inc.	82,567	7,827
* Laboratory Corp. of America Holdings	100,083	7,559
* Coventry Health Care Inc.	127,094	7,530
AmerisourceBergen Corp.	161,820	7,261
* Waters Corp.	88,155	6,970
Quest Diagnostics, Inc.	129,974	6,876
* Varian Medical Systems, Inc.	104,169	5,433
* Hospira, Inc.	126,806	5,407
Applera Corp.-Applied Biosystems Group	147,703	5,010
* Barr Pharmaceuticals Inc.	83,689	4,444
IMS Health, Inc.	169,550	3,906
* Patterson Cos.	108,854	3,696
* Millipore Corp.	44,232	3,237
Mylan Inc.	217,352	3,056
PerkinElmer, Inc.	103,197	2,685
* Watson Pharmaceuticals, Inc.	80,584	2,187
* King Pharmaceuticals, Inc.	203,021	2,079
* Tenet Healthcare Corp.	352,444	1,790

		1,291,052

Industrials (8.9%)
General Electric Co.	8,469,801	313,976
United Technologies Corp.	822,510	62,955
United Parcel Service, Inc.	867,854	61,375
The Boeing Co.	647,705	56,648
3M Co.	595,261	50,192
Caterpillar, Inc.	530,789	38,514
Honeywell International Inc.	625,001	38,481
Emerson Electric Co.	656,844	37,217
Deere & Co.	373,850	34,813
Lockheed Martin Corp.	287,821	30,296
General Dynamics Corp.	334,442	29,762
Union Pacific Corp.	221,606	27,838
FedEx Corp.	256,069	22,834
Northrop Grumman Corp.	284,041	22,337
Raytheon Co.	359,388	21,815
Burlington Northern Santa Fe Corp.	260,686	21,697
Illinois Tool Works, Inc.	343,451	18,388
Danaher Corp.	203,174	17,826
PACCAR, Inc.	308,186	16,790
Tyco International, Ltd.	412,286	16,347
Norfolk Southern Corp.	320,809	16,182
CSX Corp.	362,824	15,957
Precision Castparts Corp.	114,326	15,857
Textron, Inc.	203,238	14,491
Waste Management, Inc.	432,466	14,129
Eaton Corp.	118,696	11,508
Ingersoll-Rand Co.	243,786	11,329
L-3 Communications Holdings, Inc.	104,530	11,074
Cummins Inc.	85,246	10,858
Parker Hannifin Corp.	141,613	10,665
Fluor Corp.	72,793	10,607
Rockwell Collins, Inc.	138,223	9,948
ITT Industries, Inc.	149,792	9,892
* Jacobs Engineering Group Inc.	98,706	9,437
Rockwell Automation, Inc.	136,407	9,407
Cooper Industries, Inc. Class A	152,341	8,056
Expeditors International of Washington, Inc.	175,306	7,833
Southwest Airlines Co.	640,085	7,809
C.H. Robinson Worldwide Inc.	144,033	7,795
Dover Corp.	164,975	7,604
Goodrich Corp.	99,493	7,025
Trane, Inc.	149,985	7,006
Masco Corp.	323,463	6,990
Pitney Bowes, Inc.	180,473	6,865
R.R. Donnelley & Sons Co.	177,565	6,701
* Terex Corp.	80,820	5,299
W.W. Grainger, Inc.	59,632	5,219
The Manitowoc Co., Inc.	104,048	5,081
Avery Dennison Corp.	85,261	4,531
Equifax, Inc.	124,447	4,525
Pall Corp.	97,056	3,913
Cintas Corp.	109,034	3,666
Robert Half International, Inc.	132,055	3,571
* Monster Worldwide Inc.	102,047	3,306
* Allied Waste Industries, Inc.	227,328	2,505
Ryder System, Inc.	47,078	2,213

		1,238,955

Information Technology (12.9%)
Microsoft Corp.	6,686,769	238,049
* Apple Inc.	721,213	142,858
* Cisco Systems, Inc.	5,051,309	136,739
* Google Inc.	191,557	132,458
Intel Corp.	4,843,248	129,121
International Business Machines Corp.	1,145,718	123,852
Hewlett-Packard Co.	2,140,962	108,076
* Oracle Corp.	3,253,799	73,471
QUALCOMM Inc.	1,388,480	54,637
* Dell Inc.	1,886,471	46,237
Texas Instruments, Inc.	1,185,173	39,585
* EMC Corp.	1,733,323	32,118
* eBay Inc.	947,462	31,446
Corning, Inc.	1,304,525	31,296
Motorola, Inc.	1,919,552	30,790
* Yahoo! Inc.	1,108,600	25,786
* Adobe Systems, Inc.	485,003	20,724
Applied Materials, Inc.	1,142,895	20,298
Automatic Data Processing, Inc.	451,905	20,123
* MEMC Electronic Materials, Inc.	186,924	16,541
Western Union Co.	636,034	15,443
Tyco Electronics Ltd.	410,134	15,228
* NVIDIA Corp.	445,557	15,158
* Electronic Arts Inc.	257,060	15,015
* Juniper Networks, Inc.	438,189	14,548
* Sun Microsystems, Inc.	730,902	13,251
Xerox Corp.	774,851	12,545
* Agilent Technologies, Inc.	332,127	12,202
* Symantec Corp.	740,683	11,955
Paychex, Inc.	275,137	9,965
* Broadcom Corp.	378,995	9,907
* Autodesk, Inc.	187,665	9,338
* Intuit, Inc.	282,860	8,941
Analog Devices, Inc.	278,695	8,835
Electronic Data Systems Corp.	418,125	8,668
CA, Inc.	340,712	8,501
* Fiserv, Inc.	145,146	8,054
* Cognizant Technology Solutions Corp.	236,159	8,015
KLA-Tencor Corp.	160,937	7,751
* Network Appliance, Inc.	302,675	7,555
* VeriSign, Inc.	198,757	7,475
* Computer Sciences Corp.	139,869	6,919
Linear Technology Corp.	198,338	6,313
* SanDisk Corp.	183,959	6,102
Xilinx, Inc.	269,901	5,903
* BMC Software, Inc.	165,242	5,889
* Citrix Systems, Inc.	154,293	5,865
Fidelity National Information Services, Inc.	137,147	5,704
Altera Corp.	287,774	5,560
Microchip Technology, Inc.	173,870	5,463
National Semiconductor Corp.	218,943	4,957
* Akamai Technologies, Inc.	134,561	4,656
* Micron Technology, Inc.	599,703	4,348
* Affiliated Computer Services, Inc. Class A	91,615	4,132
* Teradata Corp.	141,255	3,872
* LSI Corp.	663,779	3,525
* Advanced Micro Devices, Inc.	443,604	3,327
Molex, Inc.	113,597	3,101
* Novellus Systems, Inc.	102,109	2,815
* Lexmark International, Inc.	77,777	2,711
* Compuware Corp.	295,025	2,620
Jabil Circuit, Inc.	154,917	2,366
* Tellabs, Inc.	343,968	2,250
* Ciena Corp.	64,968	2,216
* JDS Uniphase Corp.	161,708	2,151
* Novell, Inc.	275,590	1,893
* Convergys Corp.	112,062	1,845
* QLogic Corp.	125,206	1,778
* Teradyne, Inc.	153,662	1,589
* Unisys Corp.	273,899	1,296
* Metavante Technologies	7,423	173

		1,793,894

Materials (2.6%)
Monsanto Co.	452,363	50,524
E.I. du Pont de Nemours & Co.	763,415	33,659
Freeport-McMoRan Copper & Gold, Inc. Class B	314,641	32,232
Dow Chemical Co.	785,184	30,952
Alcoa Inc.	727,920	26,605
Praxair, Inc.	265,263	23,531
Newmont Mining Corp. (Holding Co.)	374,472	18,285
Air Products & Chemicals, Inc.	179,124	17,667
Nucor Corp.	245,195	14,520
Weyerhaeuser Co.	178,398	13,155
International Paper Co.	370,183	11,987
United States Steel Corp.	97,363	11,772
PPG Industries, Inc.	131,837	9,259
Ecolab, Inc.	144,830	7,417
Allegheny Technologies Inc.	81,556	7,046
Rohm & Haas Co.	116,374	6,176
Vulcan Materials Co.	77,154	6,102
Sigma-Aldrich Corp.	105,416	5,756
MeadWestvaco Corp.	148,525	4,649
Eastman Chemical Co.	69,701	4,258
Ball Corp.	79,071	3,558
International Flavors & Fragrances, Inc.	66,135	3,183
Sealed Air Corp.	126,684	2,931
* Pactiv Corp.	107,997	2,876
Bemis Co., Inc.	87,237	2,389
Ashland, Inc.	49,689	2,357
^ Titanium Metals Corp.	72,106	1,907
Hercules, Inc.	83,670	1,619

		356,372

Telecommunication Services (2.8%)
AT&T Inc.	5,058,018	210,211
Verizon Communications Inc.	2,410,424	105,311
Sprint Nextel Corp.	2,363,625	31,034
* American Tower Corp. Class A	341,040	14,528
* Qwest Communications International Inc.	1,300,682	9,118
Embarq Corp.	126,534	6,267
Windstream Corp.	385,633	5,021
CenturyTel, Inc.	100,184	4,154
Citizens Communications Co.	295,406	3,761

		389,405

Utilities (2.8%)
Exelon Corp.	555,753	45,372
Southern Co.	625,156	24,225
Dominion Resources, Inc.	491,396	23,317
FPL Group, Inc.	335,727	22,756
Duke Energy Corp.	1,041,526	21,008
Public Service Enterprise Group, Inc.	207,938	20,428
Entergy Corp.	167,346	20,001
FirstEnergy Corp.	260,596	18,852
PPL Corp.	318,145	16,572
American Electric Power Co., Inc.	329,027	15,320
Constellation Energy Group, Inc.	149,171	15,295
Edison International	270,203	14,421
Sempra Energy	218,961	13,549
PG&E Corp.	293,048	12,627
* AES Corp.	555,252	11,877
Consolidated Edison Inc.	220,618	10,777
Progress Energy, Inc.	210,226	10,181
Ameren Corp.	167,847	9,099
Allegheny Energy, Inc.	137,727	8,761
Xcel Energy, Inc.	341,539	7,709
Questar Corp.	140,840	7,619
DTE Energy Co.	145,198	6,383
Pepco Holdings, Inc.	160,026	4,694
CenterPoint Energy Inc.	264,033	4,523
NiSource, Inc.	224,485	4,241
Pinnacle West Capital Corp.	81,090	3,439
CMS Energy Corp.	183,404	3,188
Integrys Energy Group, Inc.	57,303	2,962
TECO Energy, Inc.	158,784	2,733
* Dynegy, Inc.	379,383	2,709
Nicor Inc.	33,136	1,403

		386,041

Total Common Stocks
(Cost $6,537,337)		10,741,883

Temporary Cash Investments (22.7%)

Money Market Fund (18.5%)
[1] Vanguard Market Liquidity Fund, 4.664%	2,559,372,731	2,559,373
	Face
	Amount
	($000)

Commercial Paper (3.5%)
Bank of America Corp.
4.808%, 3/18/08	50,000	49,490
Barclays US Funding LLC
5.005%, 3/17/08	50,000	49,500
BNP Paribas Finance Inc.
4.983%, 3/19/08	50,000	49,486
CBA (Delaware) Finance Inc.
4.961%, 3/14/08	20,000	19,790
4.910%, 3/12/08	36,500	36,177
Citigroup Funding Inc.
4.914%, 3/19/08	50,000	49,486
Royal Bank of Scotland Group PLC
5.107%, 3/6/08	50,000	49,577
5.117%, 3/10/08	50,000	49,550
Santander Centro Hispano Finance (Delaware)
4.907%, 3/13/08	32,000	31,696
Societe Generale N.A. Inc.
5.095%, 3/4/08	50,000	49,591
UBS Finance (Delaware), LLC
4.874%, 3/18/08	50,000	49,493

		483,836

U.S.Government Obligation (0.7%)
U.S. Treasury Bill
[2] 2.962%, 3/20/08	92,000	91,371

Total Temporary Cash Investments
(Cost $3,134,439)		3,134,580

Total Investments (100.1%)
(Cost $9,671,776)		13,876,463

Other Assets and Liabilities-Net (-0.1%)		(15,011)

Net Assets (100%)		13,861,452

* Non-income-producing security.
^  Part of security position is on loan to broker-dealers.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
   Rate shown is the 7-day yield.
2 Securities with a value of $91,371,000 have been segregated as initial margin for open futures contracts.
   REIT — Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At December 31, 2007, the cost of investment securities for tax purposes was $9,671,776,000. Net unrealized appreciation of investment securities for tax purposes was $4,204,687,000, consisting of unrealized gains of $4,472,275,000 on securities that had risen in value since their purchase and $267,588,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 90.2% and 9.9%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At December 31, 2007, the aggregate settlement value of open futures contracts expiring in March 2008 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

E-mini S&P 500 Index	20,489	1,513,317	(21,447)
S&P 500 Index	666	245,954	(3,561)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard U.S. Value Fund
Schedule of Investments
December 31, 2007

	Shares	Market Value ($000)

Common Stocks (96.4%)

Consumer Discretionary (9.1%)
Time Warner, Inc.	607,500	10,030
Home Depot, Inc.	371,100	9,997
CBS Corp.	298,300	8,129
McDonald's Corp.	107,700	6,345
Lowe's Cos., Inc.	229,900	5,200
* Expedia, Inc.	135,400	4,281
Service Corp. International	231,046	3,246
Gannett Co., Inc.	70,400	2,746
* Mohawk Industries, Inc.	35,262	2,623
Target Corp.	51,400	2,570
* IAC/InterActiveCorp	86,410	2,326
* Ford Motor Co.	259,029	1,743
* Big Lots Inc.	108,890	1,741
Johnson Controls, Inc.	46,500	1,676
The Walt Disney Co.	46,800	1,511
Harley-Davidson, Inc.	25,100	1,172
* Jack in the Box Inc.	44,080	1,136
* Kohl's Corp.	24,700	1,131
* Scholastic Corp.	28,600	998
Staples, Inc.	42,100	971
Tupperware Brands Corp.	29,400	971
General Motors Corp.	35,500	884
* TRW Automotive Holdings Corp.	41,800	874
* The Warnaco Group, Inc.	23,991	835
NIKE, Inc. Class B	12,800	822
* Rent-A-Center, Inc.	56,000	813
Carnival Corp.	17,700	787
* Bed Bath & Beyond, Inc.	26,700	785
* Coach, Inc.	25,400	777
* AutoNation, Inc.	49,400	774
Abercrombie & Fitch Co.	9,100	728
Royal Caribbean Cruises, Ltd.	17,093	725
* Dollar Tree Stores, Inc.	26,200	679
* ITT Educational Services, Inc.	7,500	639
VF Corp.	9,300	639
* O'Reilly Automotive, Inc.	19,500	632
* AutoZone Inc.	5,200	624
* Liberty Media Corp.-Capital Series A	5,300	617
Autoliv, Inc.	10,200	538
D. R. Horton, Inc.	38,800	511
* JAKKS Pacific, Inc.	21,000	496
* Starbucks Corp.	23,400	479
RadioShack Corp.	28,370	478
Hasbro, Inc.	17,800	455
Mattel, Inc.	23,500	447
* Discovery Holding Co. Class A	17,000	427
* Career Education Corp.	17,000	427
Liz Claiborne, Inc.	21,000	427
Asbury Automotive Group, Inc.	27,900	420
Centex Corp.	16,000	404
The McGraw-Hill Cos., Inc.	9,000	394
Family Dollar Stores, Inc.	19,600	377
MDC Holdings, Inc.	10,140	377
* Liberty Global, Inc. Class A	9,200	361
Lennar Corp. Class A	20,100	360
Media General, Inc. Class A	16,400	348
* Toll Brothers, Inc.	16,800	337
* Fossil, Inc.	7,800	327
Tiffany & Co.	7,000	322
Stage Stores, Inc.	21,570	319
* CEC Entertainment Inc.	12,200	317
* Helen of Troy Ltd.	17,300	297
Penske Automotive Group Inc.	16,400	286
Blyth, Inc.	12,400	272
* Apollo Group, Inc. Class A	3,800	267
Belo Corp. Class A	14,600	255
Brunswick Corp.	14,300	244
BorgWarner, Inc.	5,000	242
Fred's, Inc.	24,800	239
Interactive Data Corp.	7,000	231
KB Home	10,600	229
* ^ Avatar Holding, Inc.	5,100	213
Sonic Automotive, Inc.	10,100	196
American Axle & Manufacturing Holdings, Inc.	10,500	195
* R.H. Donnelley Corp.	5,200	190
Advance Auto Parts, Inc.	4,700	179
Lithia Motors, Inc.	12,500	172
Books-a-Million Inc.	13,500	161
* Perry Ellis International Corp.	10,000	154
* Office Depot, Inc.	10,600	147
* Bluegreen Corp.	19,700	142
Tuesday Morning Corp.	24,950	127
Group 1 Automotive, Inc.	4,700	112
* Stoneridge, Inc.	13,300	107
Standard Motor Products, Inc.	12,620	103
Hooker Furniture Corp.	4,600	92
Systemax Inc.	4,300	87
* DG FastChannel Inc.	2,811	72
Bon-Ton Stores, Inc.	6,200	59
Finish Line, Inc.	22,856	55
* Conn's, Inc.	2,400	41
* AnnTaylor Stores Corp.	1,200	31
Jones Apparel Group, Inc.	700	11
* Maidenform Brands, Inc.	450	6
* G-III Apparel Group, Ltd.	50	1

		97,740

Consumer Staples (5.9%)
Wal-Mart Stores, Inc.	295,600	14,050
The Procter & Gamble Co.	122,900	9,023
Altria Group, Inc.	105,185	7,950
The Coca-Cola Co.	105,700	6,487
Carolina Group	51,500	4,393
Kraft Foods Inc.	112,696	3,677
Coca-Cola Enterprises, Inc.	134,216	3,494
PepsiCo, Inc.	37,800	2,869
Walgreen Co.	35,400	1,348
The Kroger Co.	36,295	969
SuperValu Inc.	23,225	871
Safeway, Inc.	22,900	783
* Fresh Del Monte Produce Inc.	21,800	732
Tyson Foods, Inc.	40,200	616
The Andersons, Inc.	9,780	438
* Energizer Holdings, Inc.	3,600	404
* Winn-Dixie Stores, Inc.	23,490	396
Spartan Stores, Inc.	17,200	393
Nash-Finch Co.	10,900	385
* Elizabeth Arden, Inc.	18,300	372
CVS/Caremark Corp.	9,100	362
* NBTY, Inc.	13,100	359
Seaboard Corp.	219	322
Sanderson Farms, Inc.	7,994	270
Cal-Maine Foods, Inc.	10,000	265
Pilgrim's Pride Corp.	8,900	258
* BJ's Wholesale Club, Inc.	7,200	244
PepsiAmericas, Inc.	6,600	220
^ Imperial Sugar Co.	10,500	197
* Performance Food Group Co.	6,800	183
Alberto-Culver Co.	6,800	167
Universal Corp. (VA)	3,200	164
Kimberly-Clark Corp.	2,000	139
Molson Coors Brewing Co. Class B	2,500	129
* Central European Distribution Corp.	2,200	128
Anheuser-Busch Cos., Inc.	2,000	105
Diamond Foods, Inc.	3,800	81
Longs Drug Stores, Inc.	1,600	75
Ruddick Corp.	1,600	55
Colgate-Palmolive Co.	700	55
Weis Markets, Inc.	1,300	52
Ingles Markets, Inc.	1,800	46
J.M. Smucker Co.	100	5

		63,531

Energy (20.5%)
ExxonMobil Corp.	683,500	64,037
Chevron Corp.	425,830	39,743
ConocoPhillips Co.	406,490	35,893
Apache Corp.	169,200	18,196
Anadarko Petroleum Corp.	218,584	14,359
Chesapeake Energy Corp.	206,400	8,091
Occidental Petroleum Corp.	88,500	6,814
Valero Energy Corp.	60,400	4,230
Sunoco, Inc.	47,500	3,441
Helmerich & Payne, Inc.	74,100	2,969
Devon Energy Corp.	30,000	2,667
Cimarex Energy Co.	62,000	2,637
Marathon Oil Corp.	32,000	1,947
Overseas Shipholding Group Inc.	24,100	1,794
* SEACOR Holdings Inc.	18,600	1,725
* Pride International, Inc.	50,300	1,705
ENSCO International, Inc.	24,383	1,454
* Oil States International, Inc.	38,050	1,298
Hess Corp.	12,720	1,283
Rowan Cos., Inc.	29,000	1,144
Tidewater Inc.	19,900	1,092
* Swift Energy Co.	23,500	1,037
* Hornbeck Offshore Services, Inc.	12,788	575
* Weatherford International Ltd.	6,000	412
* Trico Marine Services, Inc.	10,299	381
* Unit Corp.	7,360	340
* Bronco Drilling Co., Inc.	22,200	330
* Nabors Industries, Inc.	10,400	285
Murphy Oil Corp.	3,000	255
* Cal Dive International, Inc.	17,200	228
* Union Drilling, Inc.	12,900	203
* Callon Petroleum Co.	9,700	160
* Parker Drilling Co.	20,600	156
Patterson-UTI Energy, Inc.	7,400	144
* Forest Oil Corp.	2,300	117
* Vaalco Energy, Inc.	13,375	62
* Exterran Holdings, Inc.	700	57
* Gulfmark Offshore, Inc.	710	33
* T-3 Energy Services, Inc.	400	19

		221,313

Financials (18.7%)
Citigroup, Inc.	804,150	23,674
The Allstate Corp.	344,600	17,998
Bank of America Corp.	423,862	17,489
American International Group, Inc.	255,600	14,901
JPMorgan Chase & Co.	334,990	14,622
Loews Corp.	216,000	10,873
Fannie Mae	225,000	8,996
The Goldman Sachs Group, Inc.	41,800	8,989
Prudential Financial, Inc.	61,600	5,731
The Travelers Cos., Inc.	101,800	5,477
Wells Fargo & Co.	167,800	5,066
U.S. Bancorp	154,200	4,894
Comerica, Inc.	104,724	4,559
Wachovia Corp.	94,010	3,575
Morgan Stanley	53,114	2,821
Allied World Assurance Holdings, Ltd.	40,494	2,032
XL Capital Ltd. Class A	33,342	1,677
AFLAC Inc.	26,200	1,641
Aspen Insurance Holdings Ltd.	56,145	1,619
American Financial Group, Inc.	54,600	1,577
Platinum Underwriters Holdings, Ltd.	44,030	1,566
CNA Financial Corp.	45,237	1,525
Merrill Lynch & Co., Inc.	28,300	1,519
National City Corp.	85,813	1,412
Zenith National Insurance Corp.	31,200	1,396
Lehman Brothers Holdings, Inc.	21,100	1,381
ACE Ltd.	22,300	1,378
Bank of New York Mellon Corp.	27,580	1,345
Montpelier Re Holdings Ltd.	77,930	1,326
IPC Holdings Ltd.	45,000	1,299
The Chubb Corp.	23,400	1,277
National Retail Properties REIT	53,400	1,248
Progressive Corp. of Ohio	64,000	1,226
HRPT Properties Trust REIT	153,400	1,186
Capital One Financial Corp.	22,057	1,042
Unum Group	43,100	1,025
The Hartford Financial Services Group Inc.	11,700	1,020
Hospitality Properties Trust REIT	30,586	985
BB&T Corp.	30,700	942
Torchmark Corp.	14,600	884
CBL & Associates Properties, Inc. REIT	36,300	868
Colonial Properties Trust REIT	37,100	840
Washington Mutual, Inc.	52,671	717
Aon Corp.	14,200	677
Sunstone Hotel Investors, Inc. REIT	35,581	651
Old Republic International Corp.	41,487	639
Safeco Corp.	10,300	574
Ashford Hospitality Trust REIT	76,820	552
* Interactive Brokers Group, Inc.	16,700	540
MetLife, Inc.	8,500	524
Annaly Mortgage Management Inc. REIT	27,900	507
UnionBanCal Corp.	9,900	484
First American Corp.	14,000	478
Commerce Group, Inc.	12,700	457
Strategic Hotels and Resorts, Inc. REIT	25,569	428
Medical Properties Trust Inc. REIT	40,100	409
* Markel Corp.	800	393
* Philadelphia Consolidated Holding Corp.	9,700	382
^ Ambac Financial Group, Inc.	14,800	381
Fifth Third Bancorp	15,000	377
Reinsurance Group of America, Inc.	7,100	373
MGIC Investment Corp.	15,800	354
Janus Capital Group Inc.	10,600	348
Banco Latinoamericano de Exportaciones, SA	21,300	347
Stewart Information Services Corp.	13,100	342
T. Rowe Price Group Inc.	5,400	329
W.R. Berkley Corp.	10,900	325
Protective Life Corp.	7,800	320
Countrywide Financial Corp.	34,900	312
MBIA, Inc.	15,500	289
Investors Real Estate Trust REIT	32,100	288
Leucadia National Corp.	5,900	278
Popular, Inc.	25,500	270
Transatlantic Holdings, Inc.	3,700	269
* Alleghany Corp.	600	241
First Horizon National Corp.	12,400	225
^ Thornburg Mortgage, Inc. REIT	23,600	218
Winthrop Realty Trust Inc. REIT	40,760	216
Everest Re Group, Ltd.	2,100	211
Mercury General Corp.	4,100	204
HCC Insurance Holdings, Inc.	7,000	201
Freddie Mac	5,300	181
Downey Financial Corp.	5,700	177
General Growth Properties Inc. REIT	4,300	177
* Ocwen Financial Corp.	31,100	172
Nationwide Financial Services, Inc.	3,700	167
StanCorp Financial Group, Inc.	3,300	166
Odyssey Re Holdings Corp.	4,500	165
Mission West Properties Inc. REIT	17,198	164
Presidential Life Corp.	8,338	146
Ramco-Gershenson Properties Trust REIT	6,000	128
SWS Group, Inc.	9,500	120
* First Regional Bancorp	5,880	111
Imperial Capital Bancorp Inc.	4,700	86
Horace Mann Educators Corp.	3,600	68
Brown & Brown, Inc.	2,300	54
* Forestar Real Estate Group, Inc.	2,233	53
First BanCorp Puerto Rico	7,300	53
Axis Capital Holdings Ltd.	1,300	51
* Guaranty Financial Group, Inc.	2,233	36
Flagstone Reinsurance Holdings Ltd.	2,480	34
GMH Communities Trust REIT	100	1

		202,341

Health Care (10.5%)
Pfizer Inc.	1,563,700	35,543
Merck & Co., Inc.	210,301	12,221
Johnson & Johnson	150,600	10,045
UnitedHealth Group Inc.	154,100	8,969
Aetna Inc.	100,500	5,802
McKesson Corp.	66,000	4,324
* WellPoint Inc.	31,277	2,744
Stryker Corp.	35,500	2,653
* Invitrogen Corp.	24,633	2,301
* Medco Health Solutions, Inc.	22,500	2,281
* Zimmer Holdings, Inc.	32,300	2,137
* Express Scripts Inc.	27,400	2,000
* King Pharmaceuticals, Inc.	192,530	1,972
AmerisourceBergen Corp.	41,900	1,880
* Forest Laboratories, Inc.	46,656	1,701
Cardinal Health, Inc.	28,700	1,657
Abbott Laboratories	28,300	1,589
Medtronic, Inc.	24,800	1,247
CIGNA Corp.	19,800	1,064
* Coventry Health Care Inc.	16,200	960
* Millennium Pharmaceuticals, Inc.	54,892	822
STERIS Corp.	27,400	790
* Biogen Idec Inc.	12,800	729
Quest Diagnostics, Inc.	13,700	725
* Apria Healthcare Group Inc.	31,000	669
* Gilead Sciences, Inc.	11,800	543
* Kindred Healthcare, Inc.	20,693	517
* CONMED Corp.	21,505	497
Bristol-Myers Squibb Co.	18,300	485
Wyeth	10,600	468
Eli Lilly & Co.	7,900	422
Datascope Corp.	10,600	386
* Amgen, Inc.	7,900	367
* Kinetic Concepts, Inc.	6,790	364
* RehabCare Group, Inc.	16,100	363
* Charles River Laboratories, Inc.	5,100	336
* Patterson Cos.	8,800	299
* Pharmanet Development Group, Inc.	7,500	294
* Orthofix International N.V.	4,659	270
* Watson Pharmaceuticals, Inc.	9,200	250
PerkinElmer, Inc.	8,700	226
* Gentiva Health Services, Inc.	11,800	225
* Zoll Medical Corp.	8,100	216
* Albany Molecular Research, Inc.	14,489	208
* Sunrise Senior Living, Inc.	5,000	153
* Skilled Healthcare Group Inc.	6,550	96
* ViroPharma Inc.	7,700	61
* Pediatrix Medical Group, Inc.	800	55
* MedCath Corp.	390	10

		113,936

Industrials (9.9%)
General Electric Co.	792,899	29,393
PACCAR, Inc.	146,650	7,989
L-3 Communications Holdings, Inc.	75,000	7,946
Honeywell International Inc.	86,700	5,338
SPX Corp.	35,900	3,692
Deere & Co.	39,400	3,669
Cummins Inc.	21,500	2,738
* Terex Corp.	36,800	2,413
Goodrich Corp.	31,490	2,223
* URS Corp.	40,100	2,179
General Dynamics Corp.	24,400	2,171
The Timken Co.	63,100	2,073
* Allied Waste Industries, Inc.	176,200	1,942
Deluxe Corp.	56,000	1,842
Lennox International Inc.	42,845	1,775
* AGCO Corp.	23,898	1,625
Danaher Corp.	16,200	1,421
Ryder System, Inc.	28,600	1,344
Tyco International, Ltd.	33,132	1,314
3M Co.	14,804	1,248
Manpower Inc.	18,600	1,058
Parker Hannifin Corp.	12,600	949
FedEx Corp.	10,400	927
Union Pacific Corp.	7,300	917
Triumph Group, Inc.	10,200	840
Robbins & Myers, Inc.	11,000	832
* GrafTech International Ltd.	42,900	761
Mueller Industries Inc.	25,790	748
Kaman Corp. Class A	19,600	721
Genco Shipping and Trading Ltd.	12,920	708
^ IKON Office Solutions, Inc.	47,656	620
Ingersoll-Rand Co.	13,200	613
* Armstrong Worldwide Industries, Inc.	14,070	564
Trane, Inc.	11,400	532
Rockwell Collins, Inc.	6,600	475
* Rush Enterprises, Inc. Class A	25,650	466
Masco Corp.	21,000	454
Barnes Group, Inc.	12,300	411
R.R. Donnelley & Sons Co.	10,800	408
NACCO Industries, Inc. Class A	4,080	407
Granite Construction Co.	11,130	403
Acuity Brands, Inc.	8,890	400
Eaton Corp.	4,100	398
* Quanta Services, Inc.	14,100	370
* Copart, Inc.	8,100	345
Comfort Systems USA, Inc.	26,720	341
Northrop Grumman Corp.	4,300	338
Skywest, Inc.	12,259	329
* Avis Budget Group, Inc.	24,630	320
Pall Corp.	7,700	310
* Shaw Group, Inc.	5,000	302
United Parcel Service, Inc.	4,200	297
* Northwest Airlines Corp.	20,400	296
* FTI Consulting, Inc.	4,300	265
ITT Industries, Inc.	4,000	264
Kennametal, Inc.	6,800	257
* UAL Corp.	7,173	256
* Alliant Techsystems, Inc.	2,050	232
Illinois Tool Works, Inc.	4,300	230
Pentair, Inc.	6,500	226
* Volt Information Sciences Inc.	11,800	215
* Perini Corp.	5,200	215
* Alaska Air Group, Inc.	8,010	200
* YRC Worldwide, Inc.	11,600	198
Freightcar America Inc.	5,400	189
* Park-Ohio Holdings Corp.	7,200	181
* United Stationers, Inc.	3,700	171
W.W. Grainger, Inc.	1,900	166
CDI Corp.	6,520	158
Teleflex Inc.	2,500	158
* Gehl Co.	9,046	145
* GeoEye Inc.	4,066	137
* Saia, Inc.	9,900	132
ABM Industries Inc.	6,400	131
Hardinge, Inc.	7,392	124
* Republic Airways Holdings Inc.	4,480	88
* Gardner Denver Inc.	2,430	80
Flowserve Corp.	600	58
Crane Co.	1,300	56
* Thomas & Betts Corp.	1,100	54
* Esterline Technologies Corp.	1,000	52
Curtiss-Wright Corp.	1,000	50
Xerium Technologies Inc.	9,600	50
* Kforce Inc.	4,600	45
AMREP Corp.	1,000	31
* Spherion Corp.	3,107	23
* Hudson Highland Group, Inc.	1,602	13
* Columbus McKinnon Corp.	300	10
Preformed Line Products Co.	131	8
Waste Industries USA, Inc.	36	1

		107,064

Information Technology (7.9%)
International Business Machines Corp.	114,300	12,356
Microsoft Corp.	273,100	9,722
* Cisco Systems, Inc.	200,400	5,425
* Computer Sciences Corp.	100,700	4,982
* Dell Inc.	172,500	4,228
Hewlett-Packard Co.	72,300	3,650
Seagate Technology	131,800	3,361
QUALCOMM Inc.	74,045	2,914
Electronic Data Systems Corp.	137,200	2,844
* Sun Microsystems, Inc.	144,475	2,619
* EMC Corp.	126,800	2,350
* Oracle Corp.	99,500	2,247
* Avnet, Inc.	62,800	2,196
* Cadence Design Systems, Inc.	120,780	2,054
Motorola, Inc.	102,700	1,647
* eBay Inc.	46,900	1,557
* Vishay Intertechnology, Inc.	107,389	1,225
* Fiserv, Inc.	19,300	1,071
* Google Inc.	1,405	971
* Skyworks Solutions, Inc.	102,400	870
* VeriSign, Inc.	17,800	669
* Zoran Corp.	26,200	590
* Intuit, Inc.	17,600	556
* Dycom Industries, Inc.	20,800	554
* Symantec Corp.	33,000	533
* Ingram Micro, Inc. Class A	29,500	532
* Tekelec	41,080	514
* Tech Data Corp.	13,200	498
* Fairchild Semiconductor International, Inc.	34,030	491
* Western Digital Corp.	16,200	489
* Juniper Networks, Inc.	14,600	485
CA, Inc.	19,100	477
* KEMET Corp.	70,900	470
* OmniVision Technologies, Inc.	29,600	463
KLA-Tencor Corp.	9,300	448
* Affiliated Computer Services, Inc. Class A	9,600	433
* JDA Software Group, Inc.	20,900	428
United Online, Inc.	35,400	418
Agilysys, Inc.	24,900	376
* TTM Technologies, Inc.	31,700	370
TNS Inc.	20,200	359
* McAfee Inc.	9,500	356
MAXIMUS, Inc.	8,860	342
* Arrow Electronics, Inc.	8,700	342
* Synopsys, Inc.	12,400	322
* Lexmark International, Inc.	9,100	317
* Compuware Corp.	35,700	317
* NCR Corp.	11,200	281
* Ciber, Inc.	44,673	273
* Vignette Corp.	18,300	267
* Foundry Networks, Inc.	14,900	261
Intersil Corp.	10,200	250
* Hewitt Associates, Inc.	6,200	237
* Cypress Semiconductor Corp.	6,300	227
* Lawson Software, Inc.	21,900	224
* Gerber Scientific, Inc.	20,400	220
* Novell, Inc.	31,800	218
* Zygo Corp.	16,900	211
* CSG Systems International, Inc.	13,100	193
* ADC Telecommunications, Inc.	12,100	188
* Digi International, Inc.	12,710	180
* Electro Scientific Industries, Inc.	8,862	176
FactSet Research Systems Inc.	3,000	167
Plantronics, Inc.	6,000	156
* Teradyne, Inc.	15,000	155
* Emulex Corp.	9,140	149
* Silicon Laboratories Inc.	3,100	116
* SonicWALL, Inc.	10,525	113
Xilinx, Inc.	5,100	112
* MPS Group, Inc.	9,188	100
* TriQuint Semiconductor, Inc.	13,400	89
* IXYS Corp.	10,121	81
* Mattson Technology, Inc.	7,500	64
* SYNNEX Corp.	2,420	47
* Kulicke & Soffa Industries, Inc.	4,300	30
Black Box Corp.	430	16
* Ness Technologies Inc.	987	9
MTS Systems Corp.	160	7
* Varian Semiconductor Equipment Associates, Inc.	133	5

		85,260

Materials (4.8%)
* The Mosaic Co.	95,300	8,991
International Paper Co.	242,600	7,855
Alcoa Inc.	204,200	7,464
CF Industries Holdings, Inc.	47,000	5,173
Freeport-McMoRan Copper & Gold, Inc. Class B	40,100	4,108
Reliance Steel & Aluminum Co.	53,100	2,878
Dow Chemical Co.	67,600	2,665
Celanese Corp. Series A	55,937	2,367
* Owens-Illinois, Inc.	34,533	1,709
E.I. du Pont de Nemours & Co.	31,800	1,402
Commercial Metals Co.	31,580	927
Weyerhaeuser Co.	10,600	782
Rock-Tenn Co.	27,100	689
FMC Corp.	11,300	616
PPG Industries, Inc.	6,800	478
Air Products & Chemicals, Inc.	4,500	444
Albemarle Corp.	10,600	437
Cleveland-Cliffs Inc.	4,100	413
Lubrizol Corp.	6,800	368
Innospec, Inc.	20,200	347
Sensient Technologies Corp.	11,500	325
Olympic Steel, Inc.	7,800	247
Quanex Corp.	4,700	244
AptarGroup Inc.	5,500	225
Stepan Co.	6,000	195
* Smurfit-Stone Container Corp.	17,300	183
Olin Corp.	8,000	155
Cabot Corp.	4,600	153
Temple-Inland Inc.	6,700	140
Worthington Industries, Inc.	7,800	139
* Rockwood Holdings, Inc.	1,800	60
Steel Dynamics, Inc.	300	18
Schnitzer Steel Industries, Inc. Class A	3	-

		52,197

Telecommunication Services (5.5%)
Verizon Communications Inc.	697,702	30,483
AT&T Inc.	438,723	18,233
Embarq Corp.	82,100	4,066
CenturyTel, Inc.	70,400	2,919
Sprint Nextel Corp.	133,565	1,754
* Premiere Global Services, Inc.	59,400	882
USA Mobility, Inc.	21,565	308
* U.S. Cellular Corp.	1,500	126
Telephone & Data Systems, Inc.	300	19
Atlantic Tele-Network, Inc.	500	17

		58,807

Utilities (3.6%)
Edison International	181,930	9,710
PG&E Corp.	184,200	7,937
Xcel Energy, Inc.	206,269	4,655
MDU Resources Group, Inc.	118,000	3,258
Pepco Holdings, Inc.	101,952	2,990
* NRG Energy, Inc.	45,710	1,981
Public Service Enterprise Group, Inc.	14,400	1,415
Entergy Corp.	9,100	1,088
FPL Group, Inc.	14,500	983
UniSource Energy Corp.	28,600	902
Constellation Energy Group, Inc.	8,200	841
American Electric Power Co., Inc.	16,500	768
Portland General Electric Co.	21,700	603
* Reliant Energy, Inc.	20,900	548
Sempra Energy	5,500	340
CenterPoint Energy Inc.	18,700	320
* Mirant Corp.	7,600	296
PPL Corp.	4,200	219
Westar Energy, Inc.	800	21

		38,875

Total Common Stocks
(Cost $1,003,012)		1,041,064

Temporary Cash Investments (4.0%)

Money Market Fund (3.5%)
[1] Vanguard Market Liquidity Fund, 4.664%	38,477,284	38,477
	Face
	Amount
	($000)

U.S. Agency Obligations (0.5%)
[2] Federal Home Loan Bank
[3] 4.569%, 1/24/08	3,000	2,992
[2] Federal National Mortgage Assn.
[3] 4.274%, 2/15/08	2,000	1,988

		4,980

Total Temporary Cash Investments
(Cost $43,458)		43,457

Total Investments (100.4%)
(Cost $1,046,470)		1,084,521

Other Assets and Liabilities - Net (-0.4%)		(4,380)

Net Assets (100%)		1,080,141

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
  Rate shown is the 7-day yield.
2 The issuer operates under a congressional charter; its securities are neitherissued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action. Securities with a value of $4,980,000 and cash of $580,000 have been segregated as initial margin for open futures contracts.
  REIT — Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At December 31, 2007, the cost of investment securities for tax purposes was $1,046,470,000. Net unrealized appreciation of investment securities for tax purposes was $38,051,000, consisting of unrealized gains of $121,137,000 on securities that had risen in value since their purchase and $83,086,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.2% and 1.2%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At December 31, 2007, the aggregate settlement value of open futures contracts expiring in March 2008 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

E-mini S&P 500 Index	367	27,107	50
S&P 500 Index	9	3,324	24

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Capital Value Fund
Schedule of Investments
December 31, 2007

	Shares	Market Value ($000)

Common Stocks (99.0%)

Consumer Discretionary (16.0%)
* Comcast Corp. Special Class A	1,046,200	18,957
* Ford Motor Co.	1,691,800	11,386
* Comcast Corp. Class A	566,400	10,342
Home Depot, Inc.	343,900	9,265
* R.H. Donnelley Corp.	247,859	9,042
MDC Holdings, Inc.	169,600	6,297
Virgin Media Inc.	353,100	6,052
* Office Depot, Inc.	354,900	4,937
* [1] Buck Holdings, LP, Private Placement Shares	4,130,622	4,131
Liz Claiborne, Inc.	193,000	3,927
Entercom Communications Corp.	256,600	3,513
WABCO Holdings Inc.	26,466	1,326

		89,175

Consumer Staples (7.3%)
Japan Tobacco, Inc.	1,494	8,846
Unilever NV	235,655	8,644
Dean Foods Co.	299,800	7,753
* Marine Harvest	12,010,000	7,658
Bunge Ltd.	31,700	3,690
* Cosan SA Industria e Comercio	184,700	2,158
* Cosan Ltd.	154,300	1,944
* Lighthouse Caledonia ASA	102,085	97

		40,790

Energy (8.3%)
* Newfield Exploration Co.	285,400	15,041
Arch Coal, Inc.	164,300	7,382
BP PLC ADR	100,000	7,317
* Uranium One Inc.	675,000	5,998
EnCana Corp.	44,910	3,052
Talisman Energy, Inc.	154,000	2,852
Devon Energy Corp.	29,800	2,649
* [2] Brasil Ecodiesel ADR	326,000	1,262
* Brasil Ecodiesel Industria e Comercia de Biocombustiveis e Oleos Vegetais SA	269,300	1,042

		46,595

Financials (11.7%)
UBS AG (New York Shares)	469,900	21,615
Invesco, Ltd.	319,234	10,018
ACE Ltd.	154,900	9,570
* [2] Solar Cayman Ltd. Private Placement	370,800	5,677
Platinum Underwriters Holdings, Ltd.	126,800	4,509
^ MVC Capital, Inc.	220,300	3,556
Merrill Lynch & Co., Inc.	47,100	2,528
Capital One Financial Corp.	52,300	2,472
PennantPark Investment Corp.	199,300	1,997
American International Group, Inc.	28,900	1,685
^ Countrywide Financial Corp.	185,721	1,660

		65,287

Health Care (16.8%)
Wyeth	672,300	29,709
Sanofi-Aventis	158,488	14,484
Sanofi-Aventis ADR	311,100	14,164
* Impax Laboratories, Inc.	829,200	9,142
Cooper Cos., Inc.	179,100	6,806
Bristol-Myers Squibb Co.	201,500	5,344
* Alkermes, Inc.	271,400	4,231
Astellas Pharma Inc.	93,700	4,069
Covidien Ltd.	66,800	2,959
* Theravance, Inc.	146,200	2,851

		93,759

Industrials (9.9%)
* Northwest Airlines Corp.	1,395,300	20,246
Genesis Lease Ltd. ADR	518,400	9,725
Deere & Co.	81,400	7,580
* Copart, Inc.	120,600	5,131
* Avis Budget Group, Inc.	268,400	3,489
* Delta Air Lines Inc.	197,800	2,945
* Alliant Techsystems, Inc.	25,100	2,855
* UAL Corp.	70,837	2,526
* US Airways Group Inc.	68,024	1,001

		55,498

Information Technology (21.7%)
* Cisco Systems, Inc.	758,100	20,522
Microsoft Corp.	384,100	13,674
QUALCOMM Inc.	308,900	12,155
Seagate Technology	393,600	10,037
* CACI International, Inc.	158,400	7,091
* Flextronics International Ltd.	538,600	6,495
* JDS Uniphase Corp.	487,600	6,485
Corning, Inc.	249,938	5,996
Applied Materials, Inc.	333,100	5,916
* Symantec Corp.	359,200	5,797
* Fairchild Semiconductor International, Inc.	371,000	5,354
LM Ericsson Telephone Co. ADR Class B	223,800	5,226
* ^ Powerwave Technologies, Inc.	1,154,300	4,652
* Arrow Electronics, Inc.	77,300	3,036
* Teradyne, Inc.	275,200	2,846
* Nortel Networks Corp.	187,662	2,832
Texas Instruments, Inc.	70,800	2,365
* BearingPoint, Inc.	361,100	1,022

		121,501

Materials (6.4%)
Rexam PLC	1,067,817	8,869
* Owens-Illinois, Inc.	125,600	6,217
Chemtura Corp.	724,100	5,648
* Smurfit-Stone Container Corp.	351,312	3,710
Celanese Corp. Series A	77,150	3,265
Rohm & Haas Co.	58,500	3,105
Cytec Industries, Inc.	47,500	2,925
FMC Corp.	34,100	1,860

		35,599

Telecommunication Services (0.9%)
Sprint Nextel Corp.	365,612	4,800

Other (0.0%)
[3] Miscellaneous Securities		154

Total Common Stocks
(Cost $569,352)		553,158

Temporary Cash Investments (2.3%)

Money Market Fund (0.9%)
[4] Vanguard Market Liquidity Fund, 4.664%	5,086,600	5,087
	Face
	Amount
	($000)

Repurchase Agreement (1.4%)
Deutsche Bank Securities, Inc.
4.750%, 1/2/08
(Dated 12/31/07, Repurchase Value $7,702,000, collateralized by
Federal Home Loan Mortgage Corp. 5.000%-6.500%, 12/1/36-7/1/37)	7,700	7,700

Total Temporary Cash Investments
(Cost $12,787)		12,787

Total Investments (101.3%)
(Cost $582,139)		565,945

Other Assets and Liabilities - Net (-1.3%)		(7,459)

Net Assets (100%)		558,486

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers.
1 Restricted security represents 0.7% of net assets
2 Security exempt from registration under Rule 144A of the Securities Act of 1933.Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, the aggregate value of these securities was $6,939,000, representing 1.2% of net assets.
3 Securities representing up to 5% of the market value of unaffiliated securities are permitted to be combined and reported as “miscellaneous securities” provided that they have been held for less than one year and not previously reported by name.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
Rate shown is the 7-day yield.
ADR — American Depositary Receipt.

These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At December 31, 2007, the cost of investment securities for tax purposes was $582,139,000. Net unrealized depreciation of investment securities for tax purposes was $16,194,000, consisting of unrealized gains of $66,754,000 on securities that had risen in value since their purchase and $82,948,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MALVERN FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 12, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MALVERN FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 12, 2008

VANGUARD MALVERN FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	February 12, 2008

*By Power of Attorney, Filed on January 18, 2008, See File Number 2-29601. Incorporated by Reference.